Additional Paid in Capital	6 Months Ended
Mar. 31, 2026
Additional Paid in Capital [Abstract]
ADDITIONAL PAID IN CAPITAL

Note 14 ADDITIONAL PAID IN CAPITAL

As of March 31, 2026, additional paid-in capital in the consolidated balance sheet represented the combined contributed capital of the Group’s subsidiaries.

The shareholders of the Group made capital contribution of nil for the six months ended March 31, 2026 and 2025.